Organization and Principal Actitivies (Details)	1 Months Ended		12 Months Ended
	May 19, 2022 $ / shares shares	Feb. 22, 2021 $ / shares shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2023 ¥ / shares shares	Mar. 31, 2022 $ / shares shares	Oct. 20, 2017 shares	Jul. 04, 2017 $ / shares shares	May 08, 2017	Jun. 09, 2005
Organization and Principal Actitivies [Abstract]
Issuance of common stocks			11,434,129	11,434,129	2,031,394	9,700,000
Common stock par value | $ / shares			$ 0.08		$ 0.08
Common stocks, reverse stock split	128,750	128,750
Common Stock [Member]
Organization and Principal Actitivies [Abstract]
Stock Issued During Period, Shares, Stock Splits	121,250	121,250
British Virgin Island [Member]
Organization and Principal Actitivies [Abstract]
Issuance of common stocks	128,750	128,750					10,300,000
Common stock par value | $ / shares	$ 0.08	$ 0.08					$ 0.001
Individual [Member]
Organization and Principal Actitivies [Abstract]
Common stock par value | $ / shares		$ 0.001
BVI [Member]
Organization and Principal Actitivies [Abstract]
Percentage of ownership							100.00%
Jianping Zhou [Member]
Organization and Principal Actitivies [Abstract]
Percentage of ownership								83.00%	83.00%
Xiufang Yuan [Member]
Organization and Principal Actitivies [Abstract]
Percentage of ownership								11.50%	11.50%
Jianbin Zhou [Member]
Organization and Principal Actitivies [Abstract]
Percentage of ownership								5.50%	5.50%
Taizhou Suxuantang [Member]
Organization and Principal Actitivies [Abstract]
Exercise price | ¥ / shares				¥ 10
Taizhou Suxuantang [Member]
Organization and Principal Actitivies [Abstract]
Issuance of common stocks						10,300,000
Percentage of hold shares							100.00%
Exclusive Business Cooperation Agreement [Member]
Organization and Principal Actitivies [Abstract]
Agreement Description			The Exclusive Business Cooperation Agreement shall remain in effect for ten years unless it is terminated by WFOE with 30-day prior notice. Taizhou Suxuantang does not have the right to terminate the agreement unilaterally. WFOE may unilaterally extend the term of this agreement with prior written notice.
Share Pledge Agreement [Member]
Organization and Principal Actitivies [Abstract]
Percentage of hold shares			100.00%	100.00%